RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
15.
RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2023, 2024 and 2025:

Name of related parties	Relationship with The Group
Shanghai Jiayin Finance Services Co., Ltd. (“Shanghai Jiayin”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Shanghai Jiayin Zhuoyue Corporate Management Co., Ltd. (“Jiayin Zhuoyue”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Jiayin Technology Service (Shanghai) Co.,Ltd. (“Jiayin Technology”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
New Dream Capital Holdings Limited (“New Dream”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Dream Glory L.P.	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Sunshinewoods Holdings Limited (“Sunshinewoods”)	A principal shareholder
Keen Best Investments Ltd. (“Keen Best”)	Affiliate enterprise

Subsidiary shareholder	The minority shareholder of the subsidiaries of the Group

15.
RELATED PARTY TRANSACTIONS - continued

The Group entered into the following significant transactions with its related parties:

Nature of transactions	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Services provided by related parties:
Jiayin Zhuoyue (1)	115,538	74,549	7,461
Shanghai Jiayin (2)	2,536	—	—
Total	118,074	74,549	7,461
Services provided to related parties:
Jiayin Technology Service (3)	—	31,034	480
Total	—	31,034	480

Nature of transactions	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Loans to related parties:
Shanghai Jiayin (4)	—	120,000	550,000
Keen Best (5)	13,904	—	—
Subsidiary shareholder	2	3	—
Total	13,906	120,003	550,000
Loans from related parties:
Shanghai Jiayin (6)	—	—	720,000
New Dream (7)	—	—	21,818
Sunshinewoods (8)	—	27,335	14,653
Total	—	27,335	756,471

15.
RELATED PARTY TRANSACTIONS - continued
(1)
Jiayin Zhuoyue refers investors to the Group and charged referral service fees.
(2)
Shanghai Jiayin rented office space to the Group from April 2022 with lease period of 12 months and charged other related service fee, which is calculated dependent on its usage of the underlying office space.
(3)
The amount in 2024 represents loan facilitation services provided by the Group to Jiayin Technology, who funded loans through a trust as the sole beneficiary. The amount in 2025 represents rental income from the Group's lease of office space to Jiayin Technology commencing July 2025.
(4)
The amount in 2024 represents loans to Shanghai Jiayin in November 2024 that were non-interest bearing, unsecured and due in 1 year, and has been fully collected as of December 31, 2024. The amount in 2025 represents loans to Shanghai Jiayin through 2025, comprised non-interest bearing loan of RMB250,000 due in 3 months, and has been fully collected as of December 31, 2025, and interest bearing loan with principal of RMB300,000, fixed annual interest rate of 3% and due in 6 months.
(5)
The amount represents non-interest bearing loans to Keen Best in May 2023, which have been fully collected as of December 31, 2023.
(6)
The amount represents loans from Shanghai Jiayin through 2025 that were non-interest bearing, unsecured and due in 3 months, and has been fully repaid as of December 31, 2025.
(7)
The amount in 2025 represents loan that was unsecured and due in 1 year, with principal of RMB21,818 and fixed annual interest rate of 8%.
(8)
The amount in 2024 represents loans that were unsecured and due in 1 year, with principal of RMB27,335 and fixed annual interest rate of 8%, among which RMB5,828 has been repaid in 2024, and the remaining loans have been extended for one year with the same interest rate. The amount in 2025 represents loan that was unsecured and due in 1 year, with principal of RMB14,653 and fixed annual interest rate of 8%.
15.
RELATED PARTY TRANSACTIONS - continued

The following table presents amounts due from and due to related parties as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from related parties
Shanghai Jiayin (1)	—	301,184
Jiayin Technology (2)	4,411	—
Total	4,411	301,184
Amounts due to related parties
New Dream (3)	16,906	165,185
Sunshinewoods (4)	22,152	68,552
Dream Glory L.P. (5)	23,887	47,193
Jiayin Zhuoyue (6)	27,002	6,908
Jiayin Technology (7)	—	262
Total	89,947	288,100

(1)
The amount represents outstanding loans receivable from related parties.
(2)
The amount in 2024 represents uncollected service fees for services provided to related parties, which has been fully collected in 2025.
(3)
The amount represents unpaid dividends of RMB142,635 and loans payable of RMB22,550.
(4)
The amount represents unpaid dividends of RMB30,546 and loans payable of RMB38,006.
(5)
The amount represents unpaid dividends distributed to shareholders.
(6)
The amount represents unsettled service fees for services provided by related parties.
(7)
The amount represents rental deposit from related parties.